CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY (USD $)	Total	Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Treasury stock [Member]	Accumulated Other Comprehensive Income [Member]	Statutory Reserve [Member]	Retained Earnings [Member]	Non Controlling Interest [Member]
Balance at Dec. 31, 2009	$ 20,179,346	$ 150,000	$ 100,000		$ 543,036	$ 1,093,331	$ 12,819,901	$ 5,473,078
Balance (in shares) at Dec. 31, 2009		15,000,000
Net income	17,545,735						14,648,338	2,897,397
Transfer to statutory reserve						1,581,126	(1,581,126)
Issuance of ordinary shares (in shares)		5,000,000
Issuance of ordinary shares	20,345,000	50,000	20,295,000
Share-based compensation to employee	19,096		19,096
Issuance of common stock, issuance costs	12,924,000		12,924,000
Foreign currency translation adjustment	1,649,960				1,649,960
Balance at Dec. 31, 2010	72,663,137	200,000	33,338,096		2,192,996	2,674,457	25,887,113	8,370,475
Balance (in shares) at Dec. 31, 2010		20,000,000
Net income	13,054,652						11,457,705	1,506,947
Transfer to statutory reserve						1,210,351	(1,210,351)
Share-based compensation to employee	105,605		105,605
Issuance of common stock, issuance costs	440,955		440,955
Foreign currency translation adjustment	3,102,645				3,102,645
Balance at Dec. 31, 2011	89,366,994	200,000	33,884,656		5,295,641	3,884,808	36,224,467	9,877,422
Balance (in shares) at Dec. 31, 2011		20,000,000
Net income	2,716,378						2,381,279	335,099
Transfer to statutory reserve						294,219	(294,219)
Common shares repurchase (in shares)				(98,041)
Common shares repurchase	(96,608)			(96,608)
Share-based compensation to employee	86,799		86,799
Foreign currency translation adjustment	703,575				703,573
Balance at Dec. 31, 2012	$ 92,777,136	$ 200,000	$ 33,971,455	$ (96,608)	$ 5,999,214	$ 4,179,214	$ 38,311,527	$ 10,212,521
Balance (in shares) at Dec. 31, 2012		20,000,000		(98,041)